Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 03, 2011
Registrant Name	dei_EntityRegistrantName	ALGER CHINA-US GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0001219064
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011